UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Statement of comprehensive income [abstract]
Net income (loss)	$ 41	$ 280	$ 244	$ 270	[1]
Items that may be reclassified subsequently to profit or loss:
Fair value through other comprehensive income	(10)	(143)	56	(323)
Insurance finance reserve	(4)	40	0	49
Foreign currency translation	142	(820)	238	(453)
Net investment and cash flow hedges	79	346	(52)	368
Equity accounted investments	(1)	(1)	(1)	(1)
Taxes on the above items	(19)	(2)	(12)	42
Reclassification to profit or loss	(13)	30	(26)	42
Other comprehensive income that will be reclassified to profit or loss, net of tax	174	(550)	203	(276)
Items that will not be reclassified subsequently to profit or loss:
Fair value through other comprehensive income	37	(153)	91	(269)
Taxes on the above item	1	10	(1)	13
Total other comprehensive income	212	(693)	293	(532)
Comprehensive income (loss)	253	(413)	537	(262)
Attributable to:
Limited partners	(1)	(31)	31	(9)
Non-controlling interests attributable to:
Redemption-exchange units	(2)	(29)	29	(8)
Special limited partner	0	0	0	0
BBUC exchangeable shares	(2)	(29)	30	(26)
Preferred securities	22	0	44	0
Interest of others in operating subsidiaries	236	(324)	403	(219)
Comprehensive income (loss)	$ 253	$ (413)	$ 537	$ (262)

[1]	As adjusted to reflect the adoption of IFRS 17. See Note 2(b) for further details.